Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Weighted average assumptions used to determine the fair value of option grants

	Year Ended December 31,
	2011	2010	2009
Dividend yield	0.75%	0.75%	3.50%
Volatility:
Near term	36.0%	37.0%	74.0%
Long term	44.0%	45.0%	43.0%
Expected life	6 yrs.	6 yrs.	7 yrs.
Yield curve:
6 month	0.18%	0.19%	0.45%
1 year	0.25%	0.32%	0.72%
3 year	1.18%	1.36%	1.40%
5 year	2.13%	2.30%	1.99%
10 year	3.42%	3.61%	3.02%

Stock option activity

	Options (In Millions)	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	8.7	$29.72
Granted	0.3	61.28
Exercised	(2.3)	31.01
Forfeited, Canceled or Expired	—	—

Outstanding at December 31, 2011	6.7	$30.70

Exercisable at December 31, 2011	3.6	$39.53

Restricted stock and units activity

	Number of Restricted Stock and Units (In Millions)	Weighted Average Grant Date Value Per Share
Outstanding at December 31, 2010	8.5	$28.11
Granted	1.3	60.77
Lapse of restrictions	(2.7)	42.71
Forfeited or Canceled	(0.2)	27.24

Outstanding at December 31, 2011	6.9	$29.54